SCHEDULE OF INVESTMENTS

Delaware Ivy Smid Cap Core Fund (in thousands)	DECEMBER 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services

Interactive Media & Services – 1.6%
TripAdvisor, Inc.(A)	402	$10,956

Total Communication Services - 1.6%		10,956

Consumer Discretionary

Apparel Retail – 1.5%
Boot Barn Holdings, Inc.(A)	88	10,838

Auto Parts & Equipment – 1.7%
Dana Holding Corp.	291	6,647
Visteon Corp.(A)	49	5,454

		12,101

Automotive Retail – 2.7%
Murphy USA, Inc.	97	19,317

Footwear – 4.0%
Skechers USA, Inc.(A)	646	28,039

Homebuilding – 3.1%
TopBuild Corp.(A)	79	21,770

Internet & Direct Marketing Retail – 2.5%
Shutterstock, Inc.	159	17,595

Total Consumer Discretionary - 15.5%		109,660

Consumer Staples
Personal Products – 1.2%
BellRing Brands, Inc., Class A(A)	295	8,420

Total Consumer Staples - 1.2%		8,420

Energy

Oil & Gas Equipment & Services – 0.7%
Liberty Oilfield Services, Inc., Class A(A)	506	4,907

Oil & Gas Exploration & Production – 3.5%
Chesapeake Energy Corp.	163	10,526
Coterra Energy, Inc.	657	12,483
Diamondback Energy, Inc.	20	2,132

		25,141

Oil & Gas Refining & Marketing – 0.5%
Green Plains, Inc.(A)	96	3,348

Total Energy - 4.7%		33,396

Financials

Investment Banking & Brokerage – 4.1%
LPL Investment Holdings, Inc.	181	28,978

Regional Banks – 9.1%
BankUnited, Inc.	405	17,123
Pinnacle Financial Partners, Inc.	296	28,306
United Community Banks, Inc.	471	16,914
Webster Financial Corp.	38	2,145

		64,488

Thrifts & Mortgage Finance – 2.6%
Essent Group Ltd.	398	18,130

Total Financials - 15.8%		111,596

Health Care

Biotechnology – 3.3%
Biohaven Pharmaceutical Holding Co. Ltd.(A)	39	5,414
Halozyme Therapeutics, Inc.(A)	452	18,167

		23,581

Health Care Equipment – 4.6%
Cryoport, Inc.(A)	182	10,781
Envista Holdings Corp.(A)	426	19,176
Shockwave Medical, Inc.(A)	16	2,783

		32,740

Health Care Facilities – 1.1%
Encompass Health Corp.	115	7,503

Health Care Supplies – 0.7%
Sientra, Inc.(A)	1,357	4,980

Health Care Technology – 0.7%
Tabula Rasa HealthCare, Inc.(A)	334	5,006

Life Sciences Tools & Services – 0.5%
Maravai LifeSciences Holdings, Inc., Class A(A)	75	3,146

Pharmaceuticals – 1.3%
Pacira Pharmaceuticals, Inc.(A)	150	9,047

Total Health Care - 12.2%		86,003

Industrials

Agricultural & Farm Machinery – 1.6%
AGCO Corp.	98	11,370

Construction & Engineering – 3.2%
Valmont Industries, Inc.	90	22,446

Construction Machinery & Heavy Trucks – 0.4%
Federal Signal Corp.(A)	66	2,865

Electrical Components & Equipment – 5.5%
Regal Rexnord Corp.	229	38,906

Environmental & Facilities Services – 1.0%
Clean Harbors, Inc.(A)	70	6,976

Industrial Machinery – 2.8%
Kornit Digital Ltd.(A)	132	20,044

Marine – 1.8%
Kirby Corp.(A)	212	12,573

Research & Consulting Services – 2.0%
ICF International, Inc.	137	14,008

Trading Companies & Distributors – 3.6%
Beacon Roofing Supply, Inc.(A)	211	12,127
Triton International Ltd.	222	13,378

		25,505

Trucking – 2.2%
Knight Transportation, Inc.	257	15,633

Total Industrials - 24.1%		170,326

Information Technology

Application Software – 1.7%
Q2 Holdings, Inc.(A)	127	10,101
Sprout Social, Inc., Class A(A)	22	2,012

		12,113

Data Processing & Outsourced Services – 2.6%
EVERTEC, Inc.	368	18,414

Electronic Components – 1.2%
Knowles Corp.(A)	357	8,339

Internet Services & Infrastructure – 1.4%
Switch, Inc., Class A	353	10,120

Semiconductor Equipment – 1.4%
Brooks Automation, Inc.	99	10,167

Semiconductors – 1.7%
Allegro MicroSystems, Inc.(A)	325	11,770

Systems Software – 2.6%
Varonis Systems, Inc.(A)	377	18,374

Total Information Technology - 12.6%		89,297

Materials

Commodity Chemicals – 2.4%
Cabot Corp.	305	17,161

Diversified Chemicals – 1.4%
Huntsman Corp.	274	9,552

Specialty Chemicals – 3.9%
Element Solutions, Inc.	924	22,434
Minerals Technologies, Inc.(A)	73	5,354

		27,788

Total Materials - 7.7%		54,501

Real Estate

Specialized REITs – 2.7%
National Storage Affiliates Trust	277	19,185

Total Real Estate - 2.7%		19,185

TOTAL COMMON STOCKS – 98.1%		$693,340
(Cost: $522,601)

SHORT-TERM SECURITIES
Money Market Funds(B) - 1.9%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	13,595	13,595

TOTAL SHORT-TERM SECURITIES – 1.9%		$13,595
(Cost: $13,595)

TOTAL INVESTMENT SECURITIES – 100.0%		$706,935
(Cost: $536,196)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%	180

NET ASSETS – 100.0%	$707,115

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the annualized 7-day yield at December 31, 2021.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$693,340	$—	$—
Short-Term Securities	13,595	—	—
Total	$706,935	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$536,196

Gross unrealized appreciation	190,160

Gross unrealized depreciation	(19,421)

Net unrealized appreciation	$170,739